UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $1,375,446 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL       COM              029712106   103975  2919000 SH       SOLE                  2919000        0        0
AMERIPRISE FINL INC            COM              03076C106   159238  2523180 SH       SOLE                  2523180        0        0
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108     8678   236111 SH       SOLE                   236111        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103    34655   821022 SH       SOLE                   821022        0        0
BLOCKBUSTER INC                CL A             093679108    19064  3550000 SH       SOLE                  3550000        0        0
CHOICEPOINT INC                COM              170388102     1981    52239 SH       SOLE                    52239        0        0
CVS CAREMARK CORPORATION       COM              126650100   152861  3857208 SH       SOLE                  3857208        0        0
DISCOVER FINL SVCS             COM              254709108    46280  2225000 SH       SOLE                  2225000        0        0
DOMTAR CORP                    COM              257559104   122043 14883290 SH       SOLE                 14883290        0        0
FISERV INC                     COM              337738108    36390   715500 SH       SOLE                   715500        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      643    57507 SH       SOLE                    57507        0        0
FREEDOM ACQUISITION HLDGS IN   UNIT 12/28/2011  35645F202     8245   582700 SH       SOLE                   582700        0        0
KBR INC                        COM              48242W106    41038  1058494 SH       SOLE                  1058494        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    35141  7557200 SH       SOLE                  7557200        0        0
LIMITED BRANDS INC             COM              532716107   181407  7925176 SH       SOLE                  7925176        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    87709  2831623 SH       SOLE                  2831623        0        0
NORTEL NETWORKS CORP NEW       COM NEW          656568508    41633  2451900 SH       SOLE                  2451900        0        0
R H DONNELLEY CORP             COM NEW          74955W307   169834  3031660 SH       SOLE                  3031660        0        0
VIRGIN MEDIA INC               COM              92769L101    80702  3325183 SH       SOLE                  3325183        0        0
WABCO HLDGS INC                COM              92927K102    43929   939664 SH       SOLE                   939664        0        0